STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock Shares (Details)					9 Months Ended		12 Months Ended
	Nov. 16, 2021 USD ($) shares	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 29, 2021 shares	Mar. 20, 2021 USD ($) shares	Sep. 30, 2023 Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
STOCKHOLDERS' EQUITY (DEFICIT)
Percentage of issued and outstanding shares					20.00%
Common shares, votes per share | Vote					1
Sponsor
STOCKHOLDERS' EQUITY (DEFICIT)
Value of shares issued | $						$ 25,000
Sponsor | Founder Shares
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares issued				8,625,000
Value of shares issued | $				$ 25,000
Number of shares forfeited	1,900,000
Value of forfeited shares | $	$ 0
Directors
STOCKHOLDERS' EQUITY (DEFICIT)
Value of shares issued | $						$ 700
Directors | Founder Shares
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares issued	175,000
Value of shares issued | $	$ 700
Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares, shares authorized (in shares)					500,000,000		500,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Common shares, votes per share | Vote					1		1
Ratio to be applied to the stock in the conversion					1
Class A common stock subject to redemption
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares, shares issued (in shares)					9,850,641		27,600,000
Common shares, shares outstanding (in shares)					9,850,641		27,600,000
Class A common stock subject to possible redemption, issued (in shares)						27,600,000	27,600,000	27,600,000
Class A common stock subject to possible redemption, outstanding (in shares)					9,850,641	27,600,000	27,600,000	27,600,000
Class A common stock not subject to redemption
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares, shares authorized (in shares)					500,000,000	500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)					0	0	0	0
Common shares, shares outstanding (in shares)					0	0	0	0
Class B common Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares, shares authorized (in shares)					50,000,000	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)					0	0	0	0
Common shares, shares outstanding (in shares)					0	0	0	0
Common shares, votes per share | Vote					10		10
Class F common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares, shares authorized (in shares)					50,000,000	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)					6,900,000	6,900,000	6,900,000	6,900,000
Common shares, shares outstanding (in shares)					6,900,000	6,900,000	6,900,000	6,900,000
Number of shares issued			8,625,000
Percentage of issued and outstanding shares					41.20%		20.00%	20.00%
Ratio to be applied to the stock in the conversion					1		20
Class F common stock | Founder Shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001
Common shares, shares outstanding (in shares)					6,900,000
Number of shares issued		8,625,000
Value of shares issued | $		$ 25,000
Class F common stock | Sponsor
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares forfeited	1,900,000
Value of forfeited shares | $	$ 0
Class F common stock | Sponsor | Founder Shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001
Number of shares issued		8,625,000	8,625,000
Value of shares issued | $		$ 25,000
Number of shares forfeited	1,900,000
Value of forfeited shares | $	$ 0
Class F common stock | Directors
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares issued	175,000
Value of shares issued | $	$ 700
Class F common stock | Directors | Founder Shares
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares issued	175,000
Value of shares issued | $	$ 700